INCOME TAXES (Details 3 - Income Tax Rate)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent	(0.84%)	73.69%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(0.67%)	31.92%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	2.74%	26.22%
Effective Income Tax Rate Reconciliation,Other Reconciling Items, Percent	24.02%	64.67%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	0.00%	(2.88%)
Effective Income Tax Rate Reconciliation, PTP Conversion, Percent	35.04%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	1.04%	(3.32%)
Effective Income Tax Rate Reconciliation, Percent	96.33%	225.30%